Financial Instruments - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) day	Dec. 31, 2021 CAD ($) day	Dec. 31, 2022 USD ($) day	Dec. 31, 2022 AUD ($) day	Dec. 31, 2021 AUD ($) day	Oct. 29, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on cash flow hedges, net of tax	$ 3,600,000	$ 3,600,000
Maximum amount of credit risk exposure	$ 2,031,100,000	$ 1,746,900,000
Number of internal target days of revenue in trade receivables | day	62	59	62	62	59
Impairment loss recognised in profit or loss, trade receivables	$ 1,900,000	$ 1,000,000.0
Recoveries	(1,100,000)	(2,200,000)
Adjustments in net income resulting from 1% changes in interest rate	2,000,000.0	2,800,000
Additional revolving credit facilities amount						$ 600,000,000
Adjustments in net income resulting from 0.5% changes in interest rate	5,400,000	$ 5,300,000
Return Swap On Share-Based Compensation Units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized loss on forward contract	$ (1,200,000)
PSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjustments in net income resulting from 10% changes in interest rate	120000000.00%	130000000.00%	120000000.00%	120000000.00%	130000000.00%
Revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	$ 800,000,000					$ 800,000,000
Unused capacity of the facility	223,600,000	$ 243,700,000
Credit Facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unused capacity of the facility	231,800,000	243,700,000
Return Swap On Share-Based Compensation Units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains on change in fair value of derivatives		100,000
Forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains on change in fair value of derivatives	100,000	300,000
Forward contract | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	149,900,000		$ 110.6
Forward contract | Australia, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	$ 51,600,000	39,300,000		$ 56.4	$ 42.8
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	160,000,000.0
Interest rate swap agreement, fixed Interest rate	2.295%		2.295%	2.295%
Unrealized gain (loss) on interest rate swap	$ 4,300,000	4,600,000
Gains (losses) on cash flow hedges, net of tax	3,300,000	3,500,000
Cash flow hedges | RSUs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss) on interest rate swap	400,000	100,000
Gains (losses) on cash flow hedges, net of tax	(300,000)	100,000
Reclassification adjustments on cash flow hedges, before tax	(3,000,000.0)	100,000
Reclassification adjustments on cash flow hedges, net of tax	$ (2,300,000)	$ 100,000
Cash flow hedges | Return Swap On Share-Based Compensation Units
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap agreement, amount	22,400,000